UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Nye, Parnell & Emerson Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1630 Duke Street, Suite 200
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul G. Dietrich
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul G. Dietrich                    Alexandria, Virginia              04/30/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 144
                                        -------------------

Form 13F Information Table Value Total: $  149,281
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------  --------   --------   --------   ---------------------  --------  --------   -----------------------
                                Title of                Value    Shares/   Sh/    Put/   Invstmt    Other
Name of Issuer                    class      CUSIP    (x$1000)   Prn Amt   Prn    Call   Dscretn  Managers   Sole   Shared    None
------------------------------------------------------------------------------------------------------------------------------------
3M CO COM                          COM     88579Y101   3,850      29,603    SH            Sole                               29,603
ABBOTT LABS                        COM     002824100     730      19,404    SH            Sole                               19,404
AES CORP COM                       COM     00130H105      88      24,236    SH            Sole                               24,236
ALLIANCE CAP MGMT HLDG UNIT LT     COM     01855A101     320      11,115    SH            Sole                               11,115
ALLIED CAP CORP NEW COM            COM     01903Q108   1,366      68,376    SH            Sole                               68,376
ALLSTATE CORP                      COM     020002101     287       8,650    SH            Sole                                8,650
AMDL INC COM PAR $0.001            COM     00167K401       4      15,000    SH            Sole                               15,000
AMERICAN EXPRESS                   COM     025816109   4,168     125,424    SH            Sole                              125,424
AMERICAN INTL GROUP COM            COM     026874107     204       4,125    SH            Sole                                4,125
AMGEN INC                          COM     031162100   1,246      21,639    SH            Sole                               21,639
ANADARKO PETE CORP COM             COM     032511107     891      19,591    SH            Sole                               19,591
ANHEUSER BUSCH COS INC             COM     035229103     224       4,800    SH            Sole                                4,800
AOL TIME WARNER INC COM            COM     00184A105     811      74,700    SH            Sole                               74,700
APPLIED MATLS INC COM              COM     038222105     271      21,576    SH            Sole                               21,576
BAKER HUGHES INC                   COM     057224107   1,650      55,115    SH            Sole                               55,115
BANK OF NY CO INC                  COM     064057102     514      25,055    SH            Sole                               25,055
BANKAMERICA CORP COM               COM     060505104   1,333      19,949    SH            Sole                               19,949
BB&T CORP COM                      COM     054937107   7,814     248,623    SH            Sole                              248,623
BED BATH & BEYOND INC COM          COM     075896100   1,074      31,090    SH            Sole                               31,090
BIOMET INC                         COM     090613100   1,843      60,140    SH            Sole                               60,140
BP AMOCO PLC - SPONS ADR           COM     055622104     672      17,421    SH            Sole                               17,421
BURLINGTON RES INC COM             COM     122014103     808      16,945    SH            Sole                               16,945
CALIFORNIA PIZZA KITCHEN           COM     13054D109     328      14,280    SH            Sole                               14,280
CAPITAL ONE FINL CORP COM          COM     14040H105   1,402      46,720    SH            Sole                               46,720
CAREMAX RX                         COM     141705103   1,714      94,460    SH            Sole                               94,460
CARNIVAL CORP COM                  COM     143658300     383      15,875    SH            Sole                               15,875
CERNER CORP COM                    COM     156782104   1,094      33,785    SH            Sole                               33,785
CHEVRONTEXACO CORP COM             COM     166764100     769      11,898    SH            Sole                               11,898
CISCO SYSTEMS                      COM     17275R102     329      25,330    SH            Sole                               25,330
CITIGROUP INC                      COM     172967101   1,804      52,374    SH            Sole                               52,374
COCA COLA CO                       COM     191216100   2,881      71,180    SH            Sole                               71,180
COLGATE PALMOLIVE CO COM           COM     194162103     359       6,600    SH            Sole                                6,600
COMPUTER ASSOCIATES                COM     204912109     490      35,880    SH            Sole                               35,880
CONAGRA FOODS INC COM              COM     205887102   1,007      50,152    SH            Sole                               50,152
CORVIS CORP COM                    COM     221009103       8      12,488    SH            Sole                               12,488
COUNTRYWIDE FINANCIAL CO           COM     222372104   1,649      28,680    SH            Sole                               28,680
DISNEY WALT CO DEL                 COM     254687106   1,593      93,646    SH            Sole                               93,646
DOMINION RESOURCES INC VA          COM                   441       7,972    SH            Sole                                7,972
DORAL FINL CORP COM                COM     25811P100   1,835      51,900    SH            Sole                               51,900
DUKE ENERGY CORP                   COM     264399106     535      36,808    SH            Sole                               36,808
DUN & BRADSTREET DEL COM NEW       COM     26483E100     478      12,500    SH            Sole                               12,500
E M C CORP MASS COM                COM     268648102     377      52,166    SH            Sole                               52,166
EMERSON ELECTRIC                   COM     291011104     559      12,325    SH            Sole                               12,325
EXXON MOBIL CORP COM               COM     30231G102   4,550     130,188    SH            Sole                              130,188
FAMILY DLR STORES INC COM          COM     307000109   2,212      71,620    SH            Sole                               71,620
FANNIE MAE                         COM     313586109     570       8,720    SH            Sole                                8,720
FEDEX CORP                         COM     31428X106   4,280      77,713    SH            Sole                               77,713
FIRELIGHT CORP COM                 COM     flghf           2      11,260    SH            Sole                               11,260
FIRST DATA CORP COM                COM     319963104   2,541      68,645    SH            Sole                               68,645
FOUNDRY NETWORKS INC COM           COM     35063R100     260      32,325    SH            Sole                               32,325
FREDDIE MAC                        COM     313400301   1,620      30,503    SH            Sole                               30,503
GANNETT INC                        COM     364730101   3,769      53,515    SH            Sole                               53,515
GENERAL DYNAMICS CORP COM          COM     369550108     456       8,280    SH            Sole                                8,280
GENERAL ELEC CO COM                COM     369604103   4,799     188,206    SH            Sole                              188,206
GILLETTE CO                        COM     375766102     488      15,775    SH            Sole                               15,775
GREENPOINT FINL CORP COM           COM     395384100   1,109      24,750    SH            Sole                               24,750
GS NETWORKING                      COM     464287531   1,140      79,430    SH            Sole                               79,430
GS SEMICONDUCTOR                   COM     464287523   1,160      33,200    SH            Sole                               33,200
H & R BLOCK INC COM                COM     093671105   1,672      39,155    SH            Sole                               39,155
HALLIBURTON CO COM                 COM     406216101     473      22,805    SH            Sole                               22,805
HEALTHCARE RLTY TR COM             COM     421946104     278      11,400    SH            Sole                               11,400
HOME DEPOT INC                     COM     437076102     678      27,814    SH            Sole                               27,814
HONEYWELL INTL INC COM             COM     438516106     341      15,971    SH            Sole                               15,971
HOOPER HOLMES INC COM              COM     439104100     195      39,000    SH            Sole                               39,000
IMS HEALTH INC COM                 COM     449934108     565      36,200    SH            Sole                               36,200
INTEL CORPORATION                  COM     458140100   1,181      72,500    SH            Sole                               72,500
INTERNATL RECTIFIER CP COM         COM     460254105     333      16,935    SH            Sole                               16,935
INTUIT COM                         COM     461202103     211       5,668    SH            Sole                                5,668
iSHARES GS $ INVESTOP CORPORAT     COM                   256       2,325    SH            Sole                                2,325
ISHARES TR DJ US TELECOMM          COM     464287713     321      19,050    SH            Sole                               19,050
ISHARES TR S&P SMLCAP 600          COM     464287804   1,092      11,936    SH            Sole                               11,936
ISHARES TR S&P500/BAR GRW          COM     464287309     251       5,667    SH            Sole                                5,667
JEFFERSON PILOT CORP COM           COM     475070108   3,142      77,971    SH            Sole                               77,971
JOHNSON & JOHNSON                  COM     478160104   1,151      13,690    SH            Sole                               20,290
KEYCORP NEW COM                    COM     493267108     709       9,700    SH            Sole                               45,580
KIMBERLY CLARK CORP                COM     494368103   2,301      50,620    SH            Sole                               50,620
LEHMAN BROS HLDGS INC COM          COM     524908100     422       7,300    SH            Sole                                7,300
LOWES COS INC COM                  COM     548661107   1,511      37,024    SH            Sole                               37,024
LUCENT TECHNOLOGIES INC            COM     549463107      20      13,567    SH            Sole                               13,567
MARSH & MCLENNAN COS COM           COM     571748102   1,264      29,660    SH            Sole                               29,660
MAXTOR CORPORATION                 COM     577729205     344      61,125    SH            Sole                               61,125
MBIA INC COM                       COM     55262C100   1,008      26,075    SH            Sole                               26,075
MBNA CORP                          COM     55262L100   1,461      97,097    SH            Sole                               97,097
MCKESSON HBOC INC COM              COM     58155Q103     501      20,115    SH            Sole                               20,115
MEDTRONIC INC COM                  COM     585055106   2,381      52,765    SH            Sole                               52,765
MERCK & CO INC                     COM     589331107   4,179      76,278    SH            Sole                               76,278
MICROSOFT CORP                     COM     594918104   2,643     109,150    SH            Sole                              109,150
MOODYS CORP                        COM     615369105     425       9,200    SH            Sole                                9,200
MORGAN J P & CO INC                COM     46625H100     565      23,819    SH            Sole                               23,819
MORGAN STANLEY DEAN WITTER & C     COM     617446448     274       7,140    SH            Sole                                7,140
MOTOROLA INC                       COM     620076109     136      16,475    SH            Sole                               16,475
NEWMONT MINING CORP COM            COM     651639106     201       7,705    SH            Sole                                7,705
NEXTEL COMMUNICATIONS CL A         COM     65332V103     279      20,842    SH            Sole                               20,842
NOKIA CORP SPONSORED ADR           COM     654902204     145      10,384    SH            Sole                               10,384
NORTEL NETWORKS CORP               COM     656568102      27      12,975    SH            Sole                               12,975
NORTHWESTERN CORP COM              COM     668074107     141      67,250    SH            Sole                               67,250
NOVAVAX INC COM                    COM                    44      10,900    SH            Sole                               10,900
ORACLE CORP                        COM     68389X105     180      16,585    SH            Sole                               16,585
PEPSICO INC                        COM     713448108   1,198      29,948    SH            Sole                               29,948
PFIZER INC COM                     COM     717081103   1,945      62,401    SH            Sole                               62,401
PROCTER & GAMBLE CO                COM     742718109   1,653      18,560    SH            Sole                               18,560
QORUS COM INC COM                  COM     747280105       -      20,849    SH            Sole                               20,849
QUALCOMM INC                       COM     747525103   1,581      43,832    SH            Sole                               43,832
RITE AID CORP COM                  COM     767754104      28      12,500    SH            Sole                               12,500
RUBY TUESDAY INC                   COM     781182100   1,059      51,935    SH            Sole                               51,935
SBC COMMUNICATIONS INC             COM     78387G103     607      30,248    SH            Sole                               30,248
SCHERING PLOUGH CORP               COM     806605101     282      15,818    SH            Sole                               15,818
SCHLUMBERGER LTD                   COM     806857108     765      20,125    SH            Sole                               20,125
SOLECTRON CORP COM                 COM     834182107      40      13,225    SH            Sole                               13,225
SOUTHWEST AIRLS CO COM             COM     844741108     245      17,039    SH            Sole                               17,039
SPDR TR UNIT SER 1                 COM     78462F103     864      10,195    SH            Sole                               10,195
SUN MICROSYSTEMS INC               COM     866810104     609     186,784    SH            Sole                              186,784
SYBASE INC                         COM     871130100   1,286      99,330    SH            Sole                               99,330
TECHNOLOGY SECTOR INDEX            COM     81369Y803     323      22,600    SH            Sole                               22,600
TEXAS INSTRS INC COM               COM     882508104     219      13,355    SH            Sole                               13,355
TOWNEBANK PORTSMOUTH COM           COM     89214P109   1,140      66,274    SH            Sole                               66,274
US DOW JONES CONSUMER CYCLICAL     COM     464287580   1,018      24,650    SH            Sole                               24,650
US DOW JONES TECHNOLOGY            COM     464287721   1,219      37,505    SH            Sole                               37,505
VERIZON COMMUNICATIONS COM         COM     92343V104   4,798     135,736    SH            Sole                              135,736
WAL MART STORES INC                COM     931142103   1,372      26,371    SH            Sole                               26,371
WALGREEN COMPANY                   COM     931422109     960      32,570    SH            Sole                               32,570
WASHINGTON MUT INC COM             COM     939322103   1,148      32,562    SH            Sole                               32,562
WATERSIDE CAP CORP COM             COM     941872103     434     149,725    SH            Sole                              149,725
WEBEX INC COM                      COM     94767l109     165      16,000    SH            Sole                               16,000
WELLS FARGO & COMPANY NEW          COM     949746101     399       8,860    SH            Sole                                8,860
ZALE CORP NEW                      COM     988858106   1,525      46,575    SH            Sole                               46,575
BAC CAP TR I GTD CAP SECS                  055187207     677      25,500    SH            Sole                               25,500
BROADWING INC PFD CV DEP1/20               111620407   1,367      42,075    SH            Sole                               42,075
CAPITAL WORLD GRW & INCM COM               140543109     279      13,400    SH            Sole                               13,400
CHEVY CHASE PFD CAP CP PFD A E             16678M207     299       5,300    SH            Sole                                5,300
CLIPPER FUND INC COM                       188850101     202       2,967    SH            Sole                                2,967
DODGE & COX STK FD COM                     256219106     208       2,511    SH            Sole                                2,511
FEDERATED TOTAL RETURN GV FD I                           213      20,636    SH            Sole                               20,636
FIDELITY MAGELLAN FD COM                   316184100     215       2,804    SH            Sole                                2,804
GROWTH FD AMER INC COM                     399874106     210      11,653    SH            Sole                               11,653
ICON FDS INFO TECHNOLOGY                   44929k887      99      18,232    SH            Sole                               18,232
INCOME FD AMER INC COM                     453320103     232      16,552    SH            Sole                               16,552
INVESTMENT CO AMER COM                     461308108     211       9,437    SH            Sole                                9,437
NEW PERSPECTIVE FD INC COM                 648018109     186      11,220    SH            Sole                               11,220
NUVEEN QUALITY PREF INCOME FUN             67072C105     188      12,500    SH            Sole                               12,500
ROWE T PRICE SML CP STK                    779572106   1,151      56,272    SH            Sole                               56,272
SEALED AIR CORP NEW PFD CV A $             81211K209   3,156      68,640    SH            Sole                               68,640
VANGUARD INDEX TR 500 PORTFOLI             922908108     747       9,541    SH            Sole                                9,541
WASHINGTON MUT INVS FD COM                               299      13,474    SH            Sole                               13,474